Related party transactions	12 Months Ended
Jun. 30, 2025
Related party transactions
Related party transactions

30. Related party transactions

In the normal course of business, the Group conducts transactions with different entities or parties related to it.

Remunerations of the Board of Directors

The Business Companies Act of Argentina (Law N° 19,550), provides that the remuneration to the Board of Directors, where it is not set forth in the Company’s by-laws, shall be fixed by the Shareholders' Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

Such maximum amount is limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where total profits are distributed, except that such remunerations were expressly agreed by the Shareholders' Meeting, for which purpose the matter must be included as one of the items on the agenda.

Some of the Group's Directors are hired under the Employment Contract Law N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination. The remuneration of directors for each fiscal year is based on the provisions established by the Business Companies Act, taking into consideration whether such directors perform technical-administrative functions and depending on the results recorded during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders’ Meeting.

Senior Management remuneration

The members of the Group’s senior management are appointed and removed by the Board of Directors and perform functions in accordance with the instructions delivered by the Board itself.

The Company’s Senior Management is composed of as follows:

Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Arnaldo Jawerbaum	08/13/1966	Operating Manager	2022
Jorge Cruces	11/07/1966	Investment Manager	2020
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

The total remuneration paid to members of senior management for their functions consists of a fixed salary that takes account of the manager's background capacity and experience, plus an annual bonus based on their individual performance and the Group's results. Members of senior management participate in defined contributions and share-based incentive plans that are described in Note 29.

The aggregate compensation to the Senior Management for the year ended June 30, 2025 amounts to ARS 943.

Corporate Service Agreement with Cresud

Considering that IRSA and Cresud have operating overlapping areas, the Board of Directors considered it convenient to implement alternatives that allow reducing certain fixed costs of its activity, in order to reduce its impact on operating results, taking advantage of and optimizing the individual efficiencies of each of the companies in the different areas that make up the operational administration.

For this purpose, on June 30, 2004, a Framework Agreement for the Exchange of Corporate Services (“Framework Agreement”) was signed, between IRSA, Cresud and IRSA CP. On December 22, 2021, were held the shareholders' meeting approving the merger by absorption of IRSA and IRSA CP, for which IRSA, in its capacity as absorbing company, is the successor of all the rights and obligations assumed by IRSA CP by the Framework Agreement. The last modification to the Framework Agreement was made on July 12, 2022.

Under this Framework Agreement, corporate services are currently provided for different areas including: Corporate Human Resources, Administration and Finance, Planning, Institutional Relations, Compliance and others.

Under this agreement, the companies entrusted an external consultant with the semi-annual review and evaluation of the criteria used in the process of apportionment of costs to be settled for corporate services, as well as the distribution bases and supporting documentation used in the aforementioned process, through the preparation of a semi-annual report.

It should be noted that the operation under comment allows Cresud and IRSA to maintain absolute independence and confidentiality in their strategic and commercial decisions, being the allocation of costs and benefits made on the basis of operational efficiency and equity, without pursuing individual economic benefits for each of the companies.

Offices and Shopping Malls spaces leases

The offices of our President are located at 108 Bolivar, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hajes S.A., a company controlled by some family members of Eduardo Sergio Elsztain, our president, and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of our directors, and some of his family members.

Furthermore, we also let various spaces in our shopping malls (stores, stands, storage space or advertising space) to third parties and related parties such as BHSA.

Donations granted to Fundación IRSA, Fundación Puerta 18 and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the employees. The main members of Fundación IRSA's Board of Directors are: Eduardo S. Elsztain (President); Saul Zang (Vice President I), Alejandro Elsztain (Vice President II) and Mariana C. de Elsztain (secretary). It funds its activities with the donations made by us and Cresud.

Fundación Puerta 18 is a non-profit association established in 2016 by Fundación IRSA. It is a free space for artistic and technological creation aimed at young people between the ages of 13 and 24. Through a non-formal education approach, it fosters the development of skills, vocations, and talents among youth by leveraging the multiple resources offered by technology.

Fundación Museo de los Niños is a non-profit association, created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA. Fundación Museo de los Niños acts as a special vehicle for the development of "Museo de los Niños, Abasto" and "Museo de los Niños, Rosario". On October 29, 1999, our shareholders approved the award of the agreement “Museo de los Niños, Abasto” to Fundación Museo de los Niños. On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,800 square meters of the area built in the Abasto Shopping mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Alto Rosario shopping mall were loaned for a term of 30 years. Fundación IRSA has used the available area to house the museum called “Museo de los Niños, Abasto” an interactive learning center for kids and adults, which was opened to the public in April 1999.

Legal Services

The Group hires legal services from Estudio Zang, Bergel & Viñes, at which Saúl Zang was a founding partner and sits at the Board of Directors of the Group companies.

Hotel services

Our company and related parties sometimes rent from NFSA and Hoteles Argentinos S.A. hotel services and conference rooms for events.

Purchase and sale of goods and/or service hiring

In the normal course of its business and with the aim of making resources more efficient, in certain occasions purchases and/or hires services which later sells and/or recovers for companies or other related parties, based upon their actual utilization.

Sale of advertising space in media

Our company and our related parties frequently enter into agreements with third parties whereby we sell/acquire rights of use to advertise in media (TV, radio stations, newspapers, etc.) that will later be used in advertising campaigns. Normally, these spaces are sold and/or recovered to/from other companies or other related parties, based on their actual use.

Purchase and sale of financial assets

The Group usually invests excess cash in several instruments that may include those issued by related companies, acquired at issuance or from unrelated third parties through secondary market deals.

Investment in investment funds managed by BACS

The Group invests part of its liquid funds in mutual funds managed by BACS among other entities.

Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group’s companies and/or other related parties. These borrowings generally accrue interests at market rates.

Financial and service operations with BHSA

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include BHSA and its subsidiaries. BHSA and BACS usually act as underwriters in Capital Market transactions. In addition, we have entered into agreements with BHSA, which provides collection services for our shopping malls.

The following is a summary presentation of the balances with related parties as of June 30, 2025 and 2024:

Item	06.30.2025	06.30.2024
Trade and other receivables	52,371	45,062
Investments in financial assets	8,232	5,865
Borrowings	(1,215)	(1,086)
Trade and other payables	(20,322)	(23,951)
Total	39,066	25,890

Related party	06.30.2025	06.30.2024	Description of transaction	Item
New Lipstick	292	307	Reimbursement of expenses receivable	Trade and other receivable
Comparaencasa Ltd.	2,610	2,765	Other investments	Investments in financial assets
	365	347	Loans granted	Trade and other receivable
Banco Hipotecario S.A.	51	54	Leases and/or rights of use receivable	Trade and other receivable
	18,701	6,596	Dividends receivable	Trade and other receivable
La Rural S.A.	1,885	1,917	Canon	Trade and other receivable
	(493)	(3)	Others	Trade and other payables
	5	22	Others	Trade and other receivable
	(1)	-	Leases and/or rights of use payable	Trade and other payables
Other associates and joint ventures (1)	(855)	(728)	Loans obtained	Borrowings
	9	40	Management Fee	Trade and other receivable
	(60)	(29)	Others	Trade and other payables
	49	15	Others	Trade and other receivable
	1	1	Share based payments	Trade and other receivable
	16	17	Loans granted	Trade and other receivable
Total associates and joint ventures	22,575	11,321
Cresud	-	778	Reimbursement of expenses receivable	Trade and other receivable
	(3,169)	(2,957)	Corporate services payable	Trade and other payables
	3,244	591	Non-convertible notes	Investments in financial assets
	(3)	(4)	Share based payments	Trade and other payables
Total parent company	72	(1,592)
Amauta Agro S.A.	3	7	Others	Trade and other receivable
	(4)	-	Others	Trade and other payables
Helmir S.A.	(360)	(358)	Non-convertible notes	Borrowings
Total subsidiaries of parent company	(361)	(351)
Directors	(6,428)	(7,774)	Fees for services received	Trade and other payables
	5	-	Reimbursement of expenses receivable	Trade and other receivable
Galerias Pacifico	-	4,530	Loans granted	Trade and other receivable
	3	4	Others	Trade and other receivable
Sutton	6,120	5,666	Loans granted	Trade and other receivable
	(101)	(107)	Others	Trade and other payables
Rundel Global LTD	2,378	2,509	Other investments	Investments in financial assets
Yad Levim LTD	24,739	24,638	Loans granted	Trade and other receivable
Sociedad Rural Argentina S.A.	(9,734)	(12,846)	Others	Trade and other payables
Others	(99)	(66)	Leases and/or rights of use receivable	Trade and other payables
	91	42	Others	Trade and other receivable
	(30)	(165)	Others	Trade and other payables
	(200)	-	Dividends payable	Trade and other payables
	36	81	Reimbursement of expenses receivable	Trade and other receivable
Total directors and others	16,780	16,512
Total at the end of the year	39,066	25,890

(1)	Includes Avenida Compras S.A., Avenida Inc., BHN Vida S.A., Puerto Retiro S.A., Cyrsa S.A. and Nuevo Puerto Santa Fe S.A.

The following is a summary of the results with related parties for the years ended June 30, 2025, 2024 and 2023:

Related party	06.30.2025	06.30.2024	06.30.2023	Description of transaction
BHN Vida S.A	-	(34)	(17)	Leases and/or rights of use
BHN Seguros Generales S.A.	-	(12)	(7)	Leases and/or rights of use
Comparaencasa Ltd.	(64)	2,179	389	Financial operations
Condor	-	-	21	Financial operations
Other associates and joint ventures (1)	27	297	362	Financial operations
	(344)	75	(326)	Leases and/or rights of use
	476	385	477	Corporate services
Total associates and joint ventures	95	2,890	899
Cresud	620	110	538	Leases and/or rights of use
	(11,743)	(13,878)	(14,744)	Corporate services
	33	(216)	20,590	Financial operations
Total parent company	(11,090)	(13,984)	6,384
Helmir S.A.	(44)	(420)	(130)	Financial operations
Futuros y Opciones.com S.A.	(44)	-	-	Financial operations
Total subsidiaries of parent company	(88)	(420)	(130)
Directors	(18,302)	(18,678)	(46,983)	Fees and remunerations
Senior Management	(943)	(751)	(922)	Fees and remunerations
Rundel Globa LTD	-	4,519	683	Financial operations
Yad Leviim LTD	1,379	1,306	1,114	Financial operations
Sociedad Rural Argentina S.A.	1,697	5,443	349	Financial operations
Others	116	86	78	Corporate services
	(261)	(269)	(93)	Leases and/or rights of use
	(276)	(629)	(467)	Financial operations
	(704)	(494)	(777)	Donations
	(1,122)	(1,418)	(1,114)	Fees and remuneration
	(624)	(680)	(519)	Legal services
Total others	(19,040)	(11,565)	(48,651)
Total at the end of the year	(30,123)	(23,079)	(41,498)

(1)	It includes Avenida Inc., Banco Hipotecario S.A., Cyrsa S.A., BHN Sociedad de Inversión S.A., La Rural S.A., Nuevo Puerto Santa Fe S.A. and Quality Invest S.A.

The following is a summary of the transactions with related parties for the years ended June 30, 2025 and 2024:

Related party	06.30.2025	06.30.2024	Description of the operation
Quality Invest S.A.	-	(36,195)	Sale of shares
Total sale of shares	-	(36,195)
Puerto Retiro S.A.	(35)	-	Irrevocable contributions
Total irrevocable contributions	(35)	-
Cresud	(57,099)	(162,337)	Dividend distributed
Helmir S.A.	(3,226)	(8,930)	Dividend distributed
Total dividends distributed	(60,325)	(171,267)
Cyrsa S.A.	618	-	Dividends received
Banco Hipotecario S.A.	20,779	19,852	Dividends received
La Rural S.A.	4,960	2,027	Dividends received
Nuevo Puerto Santa Fe S.A.	387	616	Dividends received
Total dividends received	26,744	22,495